Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial results
Interest on tuition fees paid in arrears	R$ 17,456	R$ 15,715	R$ 8,265
Financial investment yield	23,982	6,296	10,726
Foreign exchange gain	3,817	13,550	0
Other	265	997	203
Total	45,520	36,558	19,194
Interest on accounts payable from acquisition of subsidiaries	(40,405)	(34,980)	(44,258)
Interest on lease	(16,008)	(15,086)	(12,393)
Interest on loans and financing	(8,642)	(6,205)	0
Foreign exchange loss	(1,711)	(2,714)	0
Other	(8,113)	(5,434)	(3,739)
Total	(74,879)	(64,418)	(60,390)
Financial result	(29,359)	R$ (27,860)	R$ (41,196)
Gain Due to Foreign Rate Increase Over Proceeds From IPO	R$ 12,966